Current and long-term debt - 2021 CSSC lease financing (Details) $ in Thousands	1 Months Ended
	May 31, 2021 USD ($) vessel	Aug. 31, 2018	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		115.00%
Borrowings			$ 2,541,678	$ 2,415,326
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings			3,145,623	3,070,271
2021 CSSC Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term	6 years
Minimum ratio for fair value of vessels	125.00%
2021 CSSC Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 53,893	$ 0
2021 CSSC Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.50%
2021 CSSC Lease Financing | ING Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 36,900
STI Grace and STI Jermyn | 2021 CSSC Lease Financing | Vessels | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	2
Consideration paid (received)	$ 57,400
Periodic payment per vessel	$ 200